CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
VOYAGE REVENUES:	$ 119,851	$ 154,020	$ 241,942	$ 302,887
EXPENSES:
Voyage expenses	25,020	35,248	47,473	69,798
Vessel operating expenses	36,198	37,144	71,096	73,124
Depreciation and amortization	26,875	27,155	53,043	53,243
General and administrative expenses	7,456	5,302	12,889	11,856
Total expenses	95,549	104,849	184,501	208,021
Operating income	24,302	49,171	57,441	94,866
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 6)	(8,012)	(7,940)	(15,959)	(16,427)
Interest income	149	65	261	118
Other, net	(29)	0	(18)	(3)
Total other expenses, net	(7,892)	(7,875)	(15,716)	(16,312)
Net income	16,410	41,296	41,725	78,554
Less: Net loss/(income) attributable to the non-controlling interest	4	(10)	114	12
Net income attributable to Tsakos Energy Navigation Limited	16,414	41,286	41,839	78,566
Effect of preferred dividends	(3,969)	(3,390)	(7,938)	(5,500)
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 12,445	$ 37,896	$ 33,901	$ 73,066
Earnings per share, basic and diluted attributable to Tsakos Energy Navigation Limited common shareholders (Note 9)	$ 0.15	$ 0.45	$ 0.39	$ 0.86
Weighted average number of shares, basic and diluted (Note 9)	85,510,215	84,712,295	86,071,582	84,712,295